RETIREMENT-RELATED BENEFITS - PBO, APBO, FV of Plan Assets, Funded Status) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Funded status of plan
Overfunded plan benefit obligation	$ 68,017	$ 68,053
Overfunded plan fair value of plan assets	71,051	69,786
Overfunded plan funded status	3,034	1,734
Underfunded plan benefit obligation	34,344	35,054
Underfunded plan fair value of plan assets	16,470	17,807
Underfunded plan funded status	(17,874)	(17,247)
U.S. Defined Benefit Plans
Funded status of plan
Underfunded plan benefit obligation	6,286	6,486
Underfunded plan fair value of plan assets	26	71
Underfunded plan funded status	(6,260)	(6,415)
Qualified PPP
Funded status of plan
Overfunded plan benefit obligation	50,403	51,287
Overfunded plan fair value of plan assets	51,405	51,716
Overfunded plan funded status	$ 1,002	429
Percentage of plan funded	102.00%
Excess PPP
Funded status of plan
Underfunded plan benefit obligation	$ 1,509	1,522
Underfunded plan funded status	(1,509)	(1,522)
Retention Plan
Funded status of plan
Underfunded plan benefit obligation	307	312
Underfunded plan funded status	(307)	(312)
U.S. Nonpension Postretirement Benefit Plans
Funded status of plan
Underfunded plan benefit obligation	4,470	4,652
Underfunded plan fair value of plan assets	26	71
Underfunded plan funded status	(4,444)	(4,582)
Non-U.S. Defined Benefit Plans
Funded status of plan
Overfunded plan benefit obligation	17,614	16,766
Overfunded plan fair value of plan assets	19,647	18,070
Overfunded plan funded status	2,032	1,304
Underfunded plan benefit obligation	28,059	28,568
Underfunded plan fair value of plan assets	16,445	17,737
Underfunded plan funded status	(11,614)	(10,832)
Qualified Non-U.S. Pension Plans
Funded status of plan
Overfunded plan benefit obligation	17,614	16,766
Overfunded plan fair value of plan assets	19,647	18,070
Overfunded plan funded status	2,032	1,304
Underfunded plan benefit obligation	21,447	22,039
Underfunded plan fair value of plan assets	16,374	17,677
Underfunded plan funded status	(5,074)	(4,362)
Nonqualified Non-U.S. Pension Plans
Funded status of plan
Underfunded plan benefit obligation	5,919	5,911
Underfunded plan funded status	(5,919)	(5,911)
Non-U.S. Nonpension Postretirement Benefit Plans
Funded status of plan
Overfunded plan benefit obligation	0	0
Overfunded plan fair value of plan assets	0	0
Overfunded plan funded status	0	0
Underfunded plan benefit obligation	692	618
Underfunded plan fair value of plan assets	71	59
Underfunded plan funded status	(622)	(558)
Pension Plans
Funded status of plan
Overfunded plan benefit obligation	68,017	68,053
Overfunded plan fair value of plan assets	71,051	69,786
Underfunded plan benefit obligation	29,182	29,784
Underfunded plan fair value of plan assets	$ 16,374	$ 17,677
Percentage of plan funded	90.00%
Qualified Defined Benefit Pension Plans
Funded status of plan
Percentage of plan funded	98.00%